UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Austria—0.5%
Erste Group Bank AG	142,900	$5,719,161

Belgium—0.6%
Anheuser-Busch InBev NV	141,900	7,516,933

Bermuda—0.3%
Bunge Ltd.	81,700	4,056,405

Brazil—0.5%
Banco Santander Brasil SA - ADR	203,800	2,714,616
BM&FBOVESPA SA	395,144	2,920,669

		5,635,285

Canada—3.8%
Canadian Natural Resources Ltd.	231,400	7,964,788
Crescent Point Energy Corp.	156,700	5,775,364
Enbridge, Inc.	103,200	5,023,226
Silver Wheaton Corp. (a)	452,300	8,525,855
Suncor Energy, Inc.	233,500	7,693,825
Toronto-Dominion Bank (The)	67,400	4,796,444
TransCanada Corp.	181,300	6,406,915

		46,186,417

China—0.7%
China Construction Bank Corp., Class H	3,792,800	3,223,493
Focus Media Holding Ltd. - ADR (a)	59,000	1,069,670
Want Want China Holdings Ltd.	6,034,500	4,735,583

		9,028,746

Finland—0.7%
Fortum Oyj	193,000	4,484,277
Nokia Oyj - ADR	462,700	4,400,277

		8,884,554

France—2.9%
AXA SA	181,100	3,324,993
BNP Paribas	85,080	5,815,873
Cie Generale des Etablissements Michelin, Class B	106,800	8,127,744
PPR	15,200	2,034,830
Total SA	199,209	10,056,390
Unibail-Rodamco SE - REIT	29,300	5,776,539

		35,136,369

Germany—6.2%
Bayerische Motoren Werke AG	110,900	5,969,288
Deutsche Boerse AG	48,800	3,419,391
Deutsche Lufthansa AG (a)	616,400	10,052,672
Deutsche Post AG	465,600	8,112,681
Deutsche Telekom AG	472,500	6,351,913
Fresenius Medical Care AG & Co. KGaA	89,000	4,881,657
Merck KGaA	30,900	2,753,778
RWE AG	78,900	5,572,594
SAP AG - ADR	164,100	7,527,267
Siemens AG	119,300	11,669,990
Volkswagon AG, Preference Shares	93,301	9,885,184

		76,196,415

Hong Kong—1.2%
Cheung Kong Holdings Ltd.	541,000	6,539,890
CNOOC Ltd. - ADR	30,100	5,069,442
Wing Hang Bank Ltd.	310,100	3,352,573

		14,961,905

India—0.5%
Punjab National Bank Ltd.	232,500	5,377,650

Ireland—0.4%
Accenture Plc, Class A	120,300	4,768,692

Israel—0.2%
Teva Pharmaceutical Industries Ltd. - ADR	44,000	2,149,400

Italy—0.4%
Intesa Sanpaolo SpA	1,537,300	5,073,931

Common Stocks	Shares	Value

Japan—8.4%
Amada Co. Ltd.	969,000	$6,315,505
Asahi Breweries Ltd.	233,000	4,124,299
Canon, Inc.	184,600	7,996,086
Honda Motor Co. Ltd.	351,500	11,120,919
ITOCHU Corp.	1,007,900	7,844,417
Japan Tobacco, Inc.	2,650	8,528,667
JTEKT Corp.	850,900	8,235,060
Marubeni Corp.	1,615,300	8,666,716
Mitsubishi UFJ Financial Group, Inc.	1,007,800	4,992,626
Nitto Denko Corp.	171,300	5,926,378
Nomura Holdings, Inc.	864,900	4,863,595
Sumitomo Heavy Industries Ltd.	1,125,700	6,586,134
Sumitomo Mitsui Financial Group, Inc.	205,500	6,333,352
T&D Holdings, Inc.	279,600	6,100,851
Tokio Marine Holdings, Inc.	206,400	5,642,948

		103,277,553

Luxembourg—0.4%
ArcelorMittal	169,200	5,180,024

Malaysia—0.4%
Bumiputra-Commerce Holdings Bhd	2,148,800	5,004,632

Mexico—0.9%
Fomento Economico Mexicano SAB de CV - ADR	91,200	4,439,616
Grupo Mexico SAB de CV, Series B	2,492,200	6,602,285

		11,041,901

Netherlands—1.6%
Aegon NV (a)	846,000	5,081,551
Corio NV - REIT	44,100	2,588,744
ING Groep NV (a)	743,500	7,130,094
VimpelCom Ltd. - ADR (a)	304,300	4,963,133

		19,763,522

Singapore—0.6%
CapitaLand Ltd.	1,094,451	3,194,536
DBS Group Holdings Ltd.	334,000	3,544,896

		6,739,432

South Africa—0.4%
Naspers Ltd.	124,500	5,309,058

South Korea—0.5%
Samsung Electronics Co. Ltd.	9,200	6,310,342

Spain—1.7%
Banco Santander SA	694,900	9,027,533
Inditex SA	62,600	4,141,114
Telefonica SA	351,800	7,966,649

		21,135,296

Sweden—1.1%
Nordea Bank AB	584,200	5,830,431
Svenska Cellulosa AB, B Shares	546,800	7,887,521

		13,717,952

Switzerland—2.4%
ACE Ltd.	86,600	4,596,728
Nestle SA	212,999	10,527,896
Novartis AG, Registered Shares	181,300	8,813,568
Swiss Life Holding AG (a)	52,100	5,474,637

		29,412,829

Taiwan—1.5%
Mega Financial Holding Co. Ltd.	6,493,800	3,873,019
Siliconware Precision Industries Co. - ADR	502,400	2,451,712
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,175,000	11,867,500

		18,192,231

Thailand—1.0%
Bangkok Bank PCL	849,700	3,666,626

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Thailand—(concluded)
Banpu PCL	440,900	$8,548,144

		12,214,770

United Kingdom—7.5%
Anglo American Plc	40,900	1,617,230
Barclays Plc - ADR	382,400	7,980,688
GlaxoSmithKline Plc	271,836	4,746,143
HSBC Holdings Plc	659,130	6,702,825
Intercontinental Hotels Group Plc	345,600	5,990,133
Rio Tinto Plc	110,500	5,718,988
Royal Dutch Shell Plc - ADR	358,600	19,873,612
Tullow Oil Plc	593,600	11,465,754
Unilever Plc	236,800	6,727,785
Vodafone Group Plc - ADR	370,600	8,701,688
WPP Plc	622,600	6,620,620
Xstrata Plc	337,600	5,370,261

		91,515,727

United States—49.4%
Abbott Laboratories	122,500	6,012,300
Aetna, Inc.	100,700	2,804,495
American Electric Power Co., Inc.	173,300	6,235,334
Amerprise Financial, Inc.	181,600	7,698,024
AMR Corp. (a)	667,800	4,728,024
Apple, Inc. (a)	52,100	13,402,725
Applied Materials, Inc.	382,300	4,511,140
Arch Coal, Inc.	225,900	5,351,571
AT&T Inc. (b)	388,400	10,075,096
Avon Products, Inc.	196,800	6,126,384
Bemis Co., Inc.	208,800	6,255,648
Bristol-Myers Squibb Co.	439,300	10,947,356
Bucyrus International, Inc.	142,000	8,835,240
Caterpillar, Inc.	169,300	11,808,675
Celgene Corp. (a)	113,200	6,242,980
Chevron Corp.	140,300	10,692,263
Cisco Systems, Inc. (a)	446,200	10,293,834
Citigroup, Inc. (a)	1,171,700	4,803,970
Colgate-Palmolive Co.	130,400	10,298,992
Comerica, Inc.	161,000	6,175,960
ConAgra Foods, Inc.	271,200	6,367,776
ConocoPhillips	241,500	13,335,630
Corning, Inc.	502,500	9,105,300
CVS Caremark Corp.	134,100	4,115,529
Deere & Co.	116,000	7,734,880
Delta Air Lines, Inc. (a)	418,000	4,965,840
DIRECTV, Class A (a)	184,800	6,867,168
Dominion Resources, Inc.	142,900	6,000,371
E.I. du Pont de Nemours & Co.	120,700	4,908,869
eBay, Inc. (a)	360,900	7,546,419
Edison International	220,900	7,322,835
EMC Corp. (a)	420,700	8,325,653
Entergy Corp.	94,700	7,340,197
EOG Resources, Inc.	87,100	8,492,250
Express Scripts, Inc. (a)	49,700	2,245,446
Exxon Mobil Corp.	287,400	17,152,032
Federal Realty Investment Trust - REIT	82,800	6,474,132
FedEx Corp.	78,200	6,455,410
FMC Corp.	134,500	8,404,905
Freeport-McMoRan Copper & Gold, Inc.	63,000	4,507,020
General Electric Co.	1,022,700	16,485,924
General Mills, Inc.	160,600	5,492,520
Goodrich Corp.	153,300	11,170,971
Google, Inc., Class A (a)	15,800	7,660,630
Hewlett-Packard Co.	128,200	5,902,328
Intel Corp. (b)	230,700	4,752,420
International Business Machines Corp.	82,200	10,554,480
International Paper Co.	235,000	5,687,000
Johnson & Johnson	45,000	2,614,050

Common Stocks	Shares	Value

United States—(concluded)
JPMorgan Chase & Co.	195,000	$7,854,600
KeyCorp	887,800	7,510,788
Kohl’s Corp. (a)	106,800	5,093,292
Liberty Global, Inc., Class A (a)	238,800	6,984,900
Lincoln National Corp.	199,500	5,194,980
McKesson Corp.	44,900	2,820,618
Microsoft Corp. (b)	641,000	16,544,210
Newmont Mining Corp.	209,100	11,688,690
News Corp., Class A	456,500	5,957,325
NII Holdings, Inc. (a)	114,800	4,300,408
Nike, Inc.	87,800	6,465,592
Norfolk Southern Corp.	106,400	5,987,128
Occidental Petroleum Corp.	102,900	8,018,997
Oracle Corp.	312,000	7,375,680
PepsiCo, Inc.	183,200	11,891,512
Pfizer, Inc.	813,800	12,207,000
PPL Corp.	230,300	6,284,887
Qwest Communications International, Inc.	656,700	3,716,922
Sonoco Products Co.	190,500	6,229,350
Sprint Nextel Corp. (a)	820,000	3,747,400
Stanley Black & Decker, Inc.	104,000	6,034,080
SunTrust Banks, Inc.	306,400	7,951,080
Target Corp.	97,900	5,024,228
Temple-Inland, Inc.	310,600	6,230,636
Texas Instruments, Inc.	238,000	5,876,220
Thermo Fisher Scientific, Inc. (a)	84,500	3,790,670
U.S. Bancorp	259,100	6,192,490
United Parcel Service, Inc., Class B	133,100	8,651,500
United States Steel Corp.	125,800	5,576,714
UnitedHealth Group, Inc.	98,300	2,993,235
Urban Outfitters, Inc. (a)	122,100	3,926,736
Wal-Mart Stores, Inc.	179,500	9,188,605
WellPoint, Inc. (a)	55,700	2,825,104
Yum! Brands, Inc.	202,700	8,371,510
Zions Bancorp.	261,200	5,796,028

		605,591,111

Total Long-Term Investments (Cost—$1,195,001,048)—96.7%		1,185,098,243

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	61,941,164	61,941,164

Total Short-Term Securities (Cost—$61,941,164)—5.0%		61,941,164

Options Purchased	Contracts

Exchange-Traded Call Option Purchased—0.0%
Pan American Silver Corp., Strike Price USD 27, Expires 8/23/10	1,551	11,633

Total Options Purchased (Cost—$17,061)—0.0%		11,633

Total Investments Before Outstanding Options Written (Cost—$1,256,959,273*)—101.7%		1,247,051,040

Options Written

Exchange-Traded Call Options Written—(0.8)%
Abbott Laboratories, Strike Price USD 50, Expires 9/20/10	675	(59,400)
Accenture Plc, Class A, Strike Price USD 40, Expires 8/23/10	850	(51,000)
Aetna, Inc., Strike Price USD 28, Expires 8/23/10	277	(19,113)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Aetna, Inc., Strike Price USD 29, Expires 8/23/10	278	$(8,340)
American Electric Power, Inc., Strike Price USD 34, Expires 8/23/10	475	(95,000)
Amerprise Financial, Inc., Strike Price USD 40, Expires 8/23/10	1,000	(272,500)
AMR Corp., Strike Price USD 8, Expires 8/23/10	3,673	(33,057)
Apple, Inc., Class A, Strike Price USD 260, Expires 8/23/10	285	(154,613)
Applied Materials, Inc., Strike Price USD 12.75, Expires 8/23/10	1,000	(10,164)
Applied Materials, Inc., Strike Price USD 13, Expires 8/23/10	1,100	(7,150)
Arch Coal, Inc., Strike Price USD 22, Expires 8/23/10	310	(65,100)
Arch Coal, Inc., Strike Price USD 23, Expires 9/20/10	930	(176,700)
AT&T Inc., Strike Price USD 25.75, Expires 8/10/10	600	(21,873)
Avon Products, Inc., Strike Price USD 30, Expires 8/23/10	540	(81,000)
Avon Products, Inc., Strike Price USD 31, Expires 8/23/10	540	(43,200)
Banco Santander Brasil SA - ADR, Strike Price USD 12.50, Expires 8/23/10	560	(56,000)
Barclays Plc - ADR, Strike Price USD 19, Expires 8/23/10	1,050	(238,875)
Barclays Plc - ADR, Strike Price USD 20, Expires 8/23/10	1,000	(152,500)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 8/23/10	400	(4,000)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 9/20/10	1,610	(57,960)
Bucyrus International, Inc., Strike Price USD 50, Expires 8/23/10	780	(965,250)
Bunge Ltd., Strike Price USD 55, Expires 8/23/10	450	(7,875)
Canadian Natural Resources Ltd., Strike Price USD 35, Expires 8/23/10	172	(12,900)
Canadian Natural Resources Ltd., Strike Price USD 36, Expires 9/20/10	440	(39,600)
Canadian Natural Resources Ltd., Strike Price USD 39, Expires 8/23/10	660	(3,300)
Caterpillar, Inc., Strike Price USD 62.50, Expires 8/23/10	170	(129,200)
Caterpillar, Inc., Strike Price USD 65, Expires 8/23/10	260	(140,400)
Caterpillar, Inc., Strike Price USD 67.50, Expires 8/23/10	500	(172,500)
Celgene Corp., Strike Price USD 55, Expires 8/23/10	313	(50,706)
Celgene Corp., Strike Price USD 57.50, Expires 8/23/10	310	(19,530)
Cisco Systems, Inc., Strike Price USD 24, Expires 8/23/10	2,455	(84,698)
CNOOC Ltd. - ADR, Strike Price USD 185, Expires 8/23/10	165	(3,712)
Colgate-Palmolive Co., Strike Price USD 85, Expires 9/20/10	710	(21,300)
Comerica, Inc., Strike Price USD 39, Expires 9/20/10	885	(130,538)
ConAgra Foods, Inc., Strike Price USD 24, Expires 8/27/10	435	(12,704)
ConocoPhillips, Strike Price USD 57.50, Expires 8/23/10	665	(23,275)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
ConocoPhillips, Strike Price USD 60, Expires 8/23/10	665	$(4,322)
Corning, Inc., Strike Price USD 20, Expires 8/23/10	2,760	(16,560)
CVS Caremark Corp., Strike Price USD 31, Expires 8/23/10	740	(46,990)
Deere & Co., Strike Price USD 62.50, Expires 8/23/10	280	(140,000)
Delta Air Lines, Inc., Strike Price USD 13, Expires 8/23/10	1,150	(17,825)
Delta Air Lines, Inc., Strike Price USD 13, Expires 9/20/10	1,150	(44,850)
DIRECTV, Class A, Strike Price USD 37, Expires 9/20/10	1,010	(160,085)
Dominion Resources, Inc., Strike Price USD 40, Expires 8/23/10	395	(83,938)
E.I. du Pont de Nemours & Co., Strike Price USD 37, Expires 8/23/10	340	(126,650)
E.I. du Pont de Nemours & Co., Strike Price USD 38, Expires 8/23/10	340	(95,030)
eBay, Inc., Strike Price USD 21, Expires 8/23/10	250	(14,000)
eBay, Inc., Strike Price USD 22, Expires 8/23/10	855	(17,100)
eBay, Inc., Strike Price USD 23, Expires 8/23/10	850	(5,100)
Edison International, Strike Price USD 32.50, Expires 8/23/10	1,220	(131,150)
EMC Corp., Strike Price USD 21, Expires 9/20/10	410	(11,890)
Entergy Corp., Strike Price USD 76, Expires 8/13/10	520	(90,036)
Entergy Corp., Strike Price USD 80, Expires 9/20/10	260	(24,700)
EOG Resources, Inc., Strike Price USD 105, Expires 8/23/10	170	(14,025)
Express Scripts, Inc., Strike Price USD 50, Expires 8/23/10	497	(4,970)
Federal Realty Investment Trust - REIT, Strike Price USD 75, Expires 8/23/10	280	(121,800)
FedEx Corp., Strike Price USD 77.50, Expires 8/23/10	430	(242,877)
FMC Corp., Strike Price USD 60, Expires 8/23/10	740	(255,300)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 46, Expires 8/30/10	80	(22,283)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 75, Expires 8/23/10	230	(28,635)
General Electric Co., Strike Price USD 15, Expires 8/23/10	2,100	(260,400)
General Electric Co., Strike Price USD 15, Expires 9/20/10	2,100	(298,200)
General Electric Co., Strike Price USD 16, Expires 8/23/10	1,425	(66,975)
Google, Inc., Class A, Strike Price USD 480, Expires 8/23/10	37	(54,390)
Google, Inc., Class A, Strike Price USD 530, Expires 9/20/10	50	(18,250)
Hewlett-Packard Co., Strike Price USD 47, Expires 8/23/10	704	(54,912)
International Business Machines Corp., Strike Price USD 130, Expires 9/20/10	220	(50,820)
International Paper Co., Strike Price USD 25, Expires 8/23/10	1,290	(63,210)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Johnson & Johnson, Strike Price USD 60, Expires 8/23/10	450	$(8,100)
JPMorgan Chase & Co., Strike Price USD 42, Expires 9/20/10	310	(30,070)
Kohl’s Corp., Strike Price USD 47, Expires 8/23/10	295	(53,100)
Kohl’s Corp., Strike Price USD 48, Expires 8/23/10	295	(36,875)
Liberty Global, Inc., Class A, Strike Price USD 27.50, Expires 8/23/10	1,310	(265,930)
Lincoln National Corp., Strike Price USD 25, Expires 8/23/10	1,100	(173,250)
McKesson, Corp., Strike Price USD 70, Expires 8/23/10	350	(1,750)
Newmont Mining Corp., Strike Price USD 60, Expires 8/23/10	50	(1,725)
Newmont Mining Corp., Strike Price USD 62, Expires 8/05/10	365	(107)
Newmont Mining Corp., Strike Price USD 62.50, Expires 8/23/10	735	(9,922)
Newmont Mining Corp., Strike Price USD 65, Expires 8/23/10	345	(2,070)
Nike Inc., Class B, Strike Price USD 72.50, Expires 8/23/10	480	(104,400)
Nokia Oyj - ADR, Strike Price USD 10, Expires 8/23/10	1,275	(16,575)
Nokia Oyj - ADR, Strike Price USD 9, Expires 8/23/10	1,275	(82,238)
Norfolk Southern Corp., Strike Price USD 60, Expires 9/20/10	730	(54,750)
Occidental Petroleum Corp., Strike Price USD 90, Expires 8/23/10	800	(2,400)
Oracle Corp., Strike Price USD 24, Expires 9/20/10	160	(12,400)
Pan American Silver Corp., Strike Price USD 28, Expires 8/23/10	1,551	(7,755)
PepsiCo, Inc., Strike Price USD 65, Expires 8/23/10	1,000	(87,500)
Pfizer, Inc., Strike Price USD 15, Expires 8/23/10	3,469	(124,884)
Pfizer, Inc., Strike Price USD 16, Expires 8/23/10	541	(5,951)
PPL Corp., Strike Price USD 26, Expires 8/13/10	1,265	(167,190)
Qwest Communications International, Inc., Strike Price USD 5.50, Expires 11/18/10	6,567	(180,665)
SAP AG - ADR, Strike Price USD 48, Expires 8/23/10	150	(3,750)
SAP AG - ADR, Strike Price USD 49, Expires 8/23/10	900	(9,000)
Silver Wheaton Corp., Strike Price USD 19, Expires 8/23/10	795	(48,098)
Silver Wheaton Corp., Strike Price USD 19, Expires 9/20/10	900	(94,500)
Silver Wheaton Corp., Strike Price USD 20, Expires 8/23/10	795	(21,068)
Sprint Nextel Corp., Strike Price USD 5, Expires 11/22/10	8,200	(307,500)
Stanley Black & Decker, Inc., Strike Price USD 55, Expires 9/20/10	130	(55,900)
Stanley Black & Decker, Inc., Strike Price USD 60, Expires 9/20/10	440	(64,900)
Suncor Energy, Inc., Strike Price USD 32, Expires 8/23/10	1,020	(157,590)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Suncor Energy, Inc., Strike Price USD 33, Expires 8/23/10	260	$(24,570)
SunTrust Banks, Inc., Strike Price USD 26, Expires 8/23/10	1,470	(135,975)
SunTrust Banks, Inc., Strike Price USD 28, Expires 8/23/10	215	(4,730)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 10, Expires 8/23/10	8,850	(221,250)
Temple-Inland, Inc., Strike Price USD 22.50, Expires 8/23/10	850	(8,500)
Temple-Inland, Inc., Strike Price USD 24, Expires 11/22/10	850	(59,500)
Teva Pharmaceutical Ltd. - ADR, Strike Price USD 55, Expires 8/23/10	120	(1,260)
Texas Instruments, Inc., Strike Price USD 26, Expires 8/23/10	1,310	(20,960)
Thermo Fisher Scientific, Inc., Strike Price USD 48, Expires 8/23/10	125	(3,644)
Thermo Fisher Scientific, Inc., Strike Price USD 55, Expires 8/23/10	340	(3,400)
Thermo Fisher Scientific, Inc., Strike Price USD 55, Expires 9/20/10	380	(3,800)
U.S. Bancorp, Strike Price USD 25, Expires 8/23/10	540	(10,530)
U.S. Bancorp, Strike Price USD 25, Expires 9/20/10	885	(46,020)
United Parcel Service, Inc., Class B, Strike Price USD 64, Expires 8/26/10	300	(55,980)
United States Steel Corp., Strike Price USD 47, Expires 9/20/10	700	(128,800)
UnitedHealth Group, Inc., Strike Price USD 31, Expires 8/23/10	540	(30,240)
Urban Outfitters, Inc., Strike Price USD 34, Expires 8/23/10	670	(36,850)
VimpelCom Ltd. - ADR, Strike Price USD 17.50, Expires 9/20/10	275	(10,312)
Vodafone Group Plc - ADR, Strike Price USD 22.50, Expires 8/23/10	2,040	(234,600)
Wal-Mart Stores, Inc., Strike Price USD 50.50, Expires 8/10/10	200	(19,617)
WellPoint, Inc., Strike Price USD 55, Expires 8/23/10	305	(4,270)
Yum! Brands, Inc., Strike Price USD 43, Expires 8/23/10	1,110	(27,750)

Total Exchange-Traded Call Options Written		(9,296,777)

Exchange-Traded Put Options Written—(0.0)%
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 67.50, Expires 8/23/10	230	(29,210)
Qwest Communications International, Inc., Strike Price USD 5, Expires 11/18/10	6,567	(47,545)
Sprint Nextel Corp., Strike Price USD 4, Expires 11/22/10	8,200	(233,700)

Total Exchange-Traded Put Options Written		(310,455)

Over-the-Counter Call Options Written—(1.0)%
ACE Ltd., Strike Price USD 51.65, Expires 8/31/10, Broker UBS Securities LLC	68,000	(135,543)
Aegon NV, Strike Price EUR 4.56, Expires 8/11/10, Broker Citigroup Global Markets	465,300	(72,879)
Amada Co. Ltd., Strike Price JPY 625.77, Expires 8/16/10, Broker Banc of America Securities	533,000	(9,932)

JULY 31, 2010	4

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
American Electric Power, Inc., Strike Price USD 35.55, Expires 8/30/10, Broker JPMorgan Chase Securities	48,000	$(36,599)
Anheuser-Busch InBev NV, Strike Price EUR 40.60, Expires 8/05/10, Broker UBS Securities LLC	78,000	(65,069)
ArcelorMittal, Strike Price EUR 23.71, Expires 9/01/10, Broker Banc of America Securities	107,000	(114,380)
Asahi Breweries Ltd., Strike Price JPY 1,530.75, Expires 8/16/10, Broker Goldman Sachs & Co.	128,000	(42,384)
AT&T Inc., Strike Price USD 24.69, Expires 8/10/10, Broker Credit Suisse First Boston	105,000	(131,775)
AT&T Inc., Strike Price USD 25.20, Expires 9/09/10, Broker Goldman Sachs & Co.	17,500	(16,548)
AT&T Inc., Strike Price USD 26.25, Expires 9/24/10, Broker Goldman Sachs & Co.	31,000	(13,075)
AXA SA, Strike Price EUR 13.22, Expires 9/14/10, Broker Credit Suisse First Boston	11,300	(18,348)
AXA SA, Strike Price EUR 14.27, Expires 8/05/10, Broker Credit Suisse First Boston	88,300	(20,159)
B.F. Goodrich Co. (The), Strike Price USD 66.74, Expires 8/03/10, Broker UBS Securities LLC	85,000	(521,050)
Banco Santander Brasil SA - ADR, Strike Price USD 10.95, Expires 8/09/10, Broker Morgan Stanley & Co., Inc.	56,000	(133,576)
Banco Santander SA, Strike Price EUR 9.77, Expires 9/14/10, Broker Credit Suisse First Boston	382,200	(304,238)
Barclays Plc - ADR, Strike Price USD 17.49, Expires 8/06/10, Broker Credit Suisse First Boston	40,500	(136,914)
Bayerische Motoren Werke AG, Strike Price EUR 42.74, Expires 9/14/10, Broker Credit Suisse First Boston	61,000	(82,154)
Bemis Co., Strike Price USD 27.47, Expires 8/09/10, Broker UBS Securities LLC	115,000	(286,350)
BM&FBOVESPA SA, Strike Price BRL 12.66, Expires 9/02/10, Broker Credit Suisse First Boston	217,400	(106,526)
BNP Paribas, Strike Price EUR 47.44, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	46,800	(311,574)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 9/24/10, Broker Goldman Sachs & Co.	40,000	(12,726)
Cannon, Inc., Strike Price JPY 3,559.50, Expires 8/16/10, Broker Goldman Sachs & Co.	101,000	(260,760)
CapitaLand Ltd., Strike Price SGD 3.90, Expires 9/27/10, Broker Deutsche Bank Securities	602,000	(71,333)
Cheung Kong Holdings Ltd., Strike Price HKD 93.40, Expires 8/16/10, Broker JPMorgan Chase Securities	298,000	(71,798)
Chevron Corp., Strike Price USD 73.50, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	77,000	(230,425)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
China Construction Bank Corp., Class H, Strike Price HKD 6.63, Expires 9/27/10, Broker Credit Suisse First Boston	2,086,000	$(66,580)
Cie Generale des Etablissements Michelin, Class B, Strike Price EUR 59.17, Expires 8/11/10, Broker Citigroup Global Markets	58,700	(94,915)
CIMB Group Holdings Bhd, Strike Price MYR 7.43, Expires 9/27/10, Broker Deutsche Bank Securities	1,611,000	(88,089)
Citigroup, Inc., Strike Price USD 4.10, Expires 8/27/10, Broker UBS Securities LLC	300,000	(33,771)
Citigroup, Inc., Strike Price USD 4.20, Expires 9/01/10, Broker Credit Suisse First Boston	175,000	(21,366)
Citigroup, Inc., Strike Price USD 4.25, Expires 8/03/10, Broker Morgan Stanley & Co., Inc.	172,000	(2,012)
ConAgra Foods, Inc., Strike Price USD 25.33, Expires 8/05/10, Broker JPMorgan Chase Securities	105,500	(32)
Corio NV - REIT, Strike Price EUR 46.13, Expires 9/01/10, Broker Credit Suisse First Boston	24,300	(17,063)
Crescent Point Energy Corp., Strike Price CAD 40, Expires 8/23/10, Broker Bank of Montreal	860	(4,183)
DBS Group Holdings Ltd., Strike Price SGD 14, Expires 8/16/10, Broker JPMorgan Chase Securities	184,000	(68,062)
Deere & Co., Strike Price USD 60.50, Expires 8/20/10, Broker Goldman Sachs & Co.	36,000	(246,956)
Deutche Borse AG, Strike Price EUR 51.70, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	26,900	(115,321)
Deutsche Lufthansa AG, Strike Price EUR 11.93, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	135,000	(102,035)
Deutsche Lufthansa AG, Strike Price EUR 12.25, Expires 9/14/10, Broker UBS Securities LLC	204,000	(145,357)
Deutsche Post AG, Strike Price EUR 12.71, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	256,000	(233,811)
Deutsche Telekom AG, Strike Price EUR 9.79, Expires 8/06/10, Broker Deutsche Bank Securities	259,900	(174,882)
Dominion Resources, Inc., Strike Price USD 41.60, Expires 8/20/10, Broker UBS Securities LLC	39,000	(32,403)
EMC Corp., Strike Price USD 20.32, Expires 8/30/10, Broker Credit Suisse First Boston	190,000	(52,142)
Enbridge, Inc., Strike Price CAD 50, Expires 8/23/10, Broker National Financial Services	330	(20,062)
Enbridge, Inc., Strike Price CAD 52, Expires 8/23/10, Broker TD Securities	290	(2,680)
EOG Resources, Inc., Strike Price USD 110, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	31,000	(6,803)

5	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Erste Group Bank AG, Strike Price EUR 26.52, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	78,600	$(429,752)
Exxon Mobil Corp., Strike Price USD 59.30, Expires 8/30/10, Broker UBS Securities LLC	158,000	(236,515)
Federal Realty Investment Trust - REIT, Strike Price USD 77.36, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	17,500	(34,022)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 48.52, Expires 9/09/10, Broker Credit Suisse First Boston	21,000	(25,546)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 48.52, Expires 9/24/10, Broker Credit Suisse First Boston	21,000	(31,674)
Fortum Oyj, Strike Price EUR 18.35, Expires 9/14/10, Broker UBS Securities LLC	106,200	(19,644)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 43.11, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	30,500	(20,369)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 45, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	180	(1,048)
General Mills, Inc., Strike Price USD 36.48, Expires 9/14/10, Broker JPMorgan Chase Securities	88,000	(11,919)
GlaxoSmithKline Plc, Strike Price GBP 11.98, Expires 9/14/10, Broker Citigroup Global Markets	152,000	(10,950)
Grupo Mexico SAB de CV, Series B, Strike Price MXN 33.96, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	1,370,700	(148,938)
Honda Motor Co. Ltd., Strike Price JPY 2,715.38, Expires 8/16/10, Broker Banc of America Securities	149,900	(140,859)
Honda Motor Co. Ltd., Strike Price JPY 2,747.24, Expires 9/27/10, Broker Goldman Sachs & Co.	43,000	(61,463)
HSBC Holdings Plc, Strike Price GBP 6.44, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	363,000	(126,785)
Inditex SA, Strike Price EUR 50.85, Expires 9/14/10, Broker UBS Securities LLC	52,000	(122,262)
ING Groep NV, Strike Price EUR 7.05, Expires 8/05/10, Broker Credit Suisse First Boston	409,000	(169,191)
Intel Corp., Strike Price USD 21.54, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	127,000	(37,592)
Intercontinental Hotels Group Plc, Strike Price GBP 11.49, Expires 9/01/10, Broker Citigroup Global Markets	190,000	(74,997)
International Business Machines Corp., Strike Price USD 125, Expires 8/10/10, Broker Citigroup Global Markets	23,000	(83,338)
Intesa Sanpaolo SpA, Strike Price EUR 2.27, Expires 8/11/10, Broker Morgan Stanley & Co., Inc.	712,200	(244,185)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Intesa Sanpaolo SpA, Strike Price EUR 2.44, Expires 9/14/10, Broker UBS Securities LLC	133,300	$(30,571)
ITOCHU Corp., Strike Price JPY 719.90, Expires 8/16/10, Broker Goldman Sachs & Co.	554,000	(31,871)
Japan Tobacco, Inc., Strike Price JPY 287,232, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	1,460	(54,831)
JPMorgan Chase & Co., Strike Price USD 38.06, Expires 8/09/10, Broker Citigroup Global Markets	76,000	(180,515)
JTEKT Corp., Strike Price JPY 864.35, Expires 8/16/10, Broker Goldman Sachs & Co.	647,000	(121,892)
KeyCorp, Strike Price USD 8.75, Expires 9/24/10, Broker Goldman Sachs & Co.	488,000	(175,831)
Marubeni Corp., Strike Price JPY 471.25, Expires 8/16/10, Broker Goldman Sachs & Co.	888,000	(90,912)
Mega Financial Holdings Co., Strike Price TWD 17.95, Expires 8/16/10, Broker JPMorgan Chase Securities	3,572,000	(134,772)
Merck KGaA, Strike Price EUR 68.47, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	17,000	(33,392)
Microsoft Corp., Strike Price USD 24.77, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	240,000	(267,202)
Microsoft Corp., Strike Price USD 26, Expires 8/20/10, Broker Credit Suisse First Boston	176,000	(66,986)
Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 415.11, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	554,300	(112,535)
Naspers Ltd., Strike Price ZAR 302.94, Expires 9/14/10, Broker UBS Securities LLC	68,500	(201,174)
Nestle SA, Strike Price CHF 52.82, Expires 9/01/10, Broker UBS Securities LLC	26,200	(11,414)
Nestle SA, Strike Price CHF 53.85, Expires 9/01/10, Broker Credit Suisse First Boston	91,000	(18,567)
News Corp., Class A, Strike Price USD 13.39, Expires 8/17/10, Broker Morgan Stanley & Co., Inc.	251,000	(69,986)
NII Holdings, Inc., Strike Price USD 36.71, Expires 8/27/10, Broker UBS Securities LLC	63,000	(126,616)
Nitto Denko Corp., Strike Price JPY 2,980.79, Expires 9/27/10, Broker Goldman Sachs & Co.	94,000	(164,102)
Nomura Holdings, Inc., Strike Price JPY 509.34, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	475,000	(20,190)
Nordea Bank AB, Strike Price SEK 65.83, Expires 8/11/10, Broker UBS Securities LLC	321,300	(278,229)
Novartis AG, Registered Shares, Strike Price CHF 53.28, Expires 8/10/10, Broker Citigroup Global Markets	66,700	(2,203)
Oracle Corp., Strike Price USD 23.59, Expires 8/30/10, Broker JPMorgan Chase Securities	155,500	(95,513)

JULY 31, 2010	6

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Pfizer, Inc., Strike Price USD 15.11, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	61,000	$(24,226)
Royal Dutch Shell Plc - ADR, Strike Price USD 51.51, Expires 8/04/10, Broker UBS Securities LLC	32,000	(125,120)
Royal Dutch Shell Plc - ADR, Strike Price USD 55.31, Expires 8/18/10, Broker UBS Securities LLC	40,000	(38,447)
Royal Dutch Shell Plc - ADR, Strike Price USD 55.67, Expires 8/04/10, Broker Citigroup Global Markets	125,000	(40,901)
RWE AG, Strike Price EUR 59.81, Expires 8/04/10, Broker Credit Suisse First Boston	43,400	(19)
Samsung Electronics Co. Ltd., Strike Price KRW 809,029.46, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	5,000	(78,551)
Siemens AG, Strike Price EUR 79.72, Expires 8/04/10, Broker Credit Suisse First Boston	65,600	(1,603)
Siliconware Precision Industries Co. - ADR, Strike Price USD 4.99, Expires 9/08/10, Broker Morgan Stanley & Co., Inc.	50,000	(9,500)
Siliconware Precision Industries Co. - ADR, Strike Price USD 5.76, Expires 8/09/10, Broker Credit Suisse First Boston	100,000	(86)
Siliconware Precision Industries Co. - ADR, Strike Price USD 5.82, Expires 8/09/10, Broker Credit Suisse First Boston	62,500	(32)
Sonoco Products Co., Strike Price USD 32.50, Expires 8/04/10, Broker Citigroup Global Markets	50,000	(21,975)
Sonoco Products Co., Strike Price USD 33.49, Expires 9/08/10, Broker JPMorgan Chase Securities	55,000	(25,590)
Sumitomo Heavy Industries Ltd., Strike Price JPY 524.22, Expires 9/27/10, Broker Deutsche Bank Securities	620,000	(206,278)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,666.14, Expires 8/16/10, Broker Goldman Sachs & Co.	113,000	(81,235)
Svenska Cellulosa AB, B Shares, Strike Price SEK 92.97, Expires 8/11/10, Broker UBS Securities LLC	301,000	(466,361)
Swiss Life Holding AG, Strike Price CHF 112.38, Expires 9/01/10, Broker UBS Securities LLC	17,300	(43,281)
T&D Holdings, Inc., Strike Price JPY 1,860.55, Expires 9/27/10, Broker Deutsche Bank Securities	154,000	(206,763)
Target Corp., Strike Price USD 51.09, Expires 8/19/10, Broker UBS Securities LLC	54,000	(72,064)
Telefonica SA, Strike Price EUR 16.56, Expires 9/14/10, Broker Citigroup Global Markets	193,500	(220,864)
Teva Pharmaceutical Ltd. - ADR, Strike Price USD 56.42, Expires 8/31/10, Broker UBS Securities LLC	32,000	(6,610)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Tokio Marine Holdings, Inc., Strike Price JPY 2,474.35, Expires 8/16/10, Broker Goldman Sachs & Co.	114,000	$(23,172)
Toronto-Dominion Bank (The), Strike Price CAD 72, Expires 8/23/10, Broker TD Securities	370	(66,043)
Total SA, Strike Price EUR 39.27, Expires 8/05/10, Broker Deutsche Bank Securities	110,000	(31,829)
TransCanada Corp., Strike Price CAD 37.05, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	50,000	(575)
TransCanada Corp., Strike Price CAD 38, Expires 8/23/10, Broker Bank of Montreal	498	(2,664)
Tullow Oil Plc, Strike Price GBP 11.40, Expires 8/11/10, Broker UBS Securities LLC	111,800	(160,863)
Tullow Oil Plc, Strike Price GBP 11.48, Expires 8/05/10, Broker Citigroup Global Markets	215,000	(280,272)
Unibail-Rodamco SE - REIT, Strike Price EUR 140.24, Expires 8/05/10, Broker Citigroup Global Markets	22,000	(316,979)
Unilever Plc, Strike Price GBP 19.39, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	130,000	(15,375)
United Parcel Service, Inc., Class B, Strike Price USD 61.03, Expires 8/31/10, Broker Morgan Stanley & Co., Inc.	43,000	(181,475)
VimpelCom Ltd. - ADR, Strike Price USD 16.23, Expires 8/03/10, Broker Morgan Stanley & Co., Inc.	61,500	(10,575)
VimpelCom Ltd. - ADR, Strike Price USD 17.11, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	78,500	(3,058)
Volkswagon AG, Preference Shares, Strike Price EUR 76.05, Expires 8/05/10, Broker Credit Suisse First Boston	51,300	(370,595)
Wal-Mart Stores, Inc., Strike Price USD 52.50, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	79,000	(9,802)
Want Want China Holdings Ltd., Strike Price HKD 6.29, Expires 9/27/10, Broker Credit Suisse First Boston	470,000	(20,040)
Want Want China Holdings Ltd., Strike Price HKD 6.57, Expires 8/25/10, Broker Deutsche Bank Securities	2,850,000	(42,981)
Wing Hang Bank Ltd., Strike Price HKD 78.60, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	170,000	(160,517)
WPP Plc, Strike Price GBP 6.65, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	342,400	(156,909)
Zions Bancorp., Strike Price USD 24.97, Expires 8/26/10, Broker Morgan Stanley & Co., Inc.	143,000	(17,588)

Total Over-the-Counter Call Options Written—(1.0)%		(12,595,811)

Over-the-Counter Put Options Written—(0.0)%
Anglo American Plc, Strike Price GBP 24, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	50	(36,798)

7	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Put Options Written—(concluded)
Rio Tinto Plc, Strike Price GBP 32, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	42	$(61,702)
Xstrata Plc, Strike Price GBP 9.80, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	140	(68,429)

Total Over-the-Counter Put Options Written		(166,929)

Total Options Written (Premiums Received $20,744,726)—(1.8)%		(22,369,972)

Total Investments Net of Outstanding Options Written—99.9%		1,224,681,068
Other Assets Less Liabilities—0.1%		1,101,404

Net Assets—100.0%		$1,225,782,472

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,273,844,603

Gross unrealized appreciation	$44,445,100
Gross unrealized depreciation	(71,238,663)

Net unrealized depreciation	$(26,793,563)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,139,633	56,801,531	61,941,164	$46,436

BlackRock Liquidity Series, LLC Money Market Series	7,302,800	(7,302,800)	—	$6,563

(d)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency Purchased	Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	1,123,000	USD	1,469,557	Deutsche Bank Securities	8/03/10	$(6,118)
GBP	900,000	USD	1,405,975	Deutsche Bank Securities	8/03/10	6,235
USD	223,885	CAD	232,000	Citigroup Global Markets	8/03/10	(1,776)
USD	177,492	CHF	185,000	Citigroup Global Markets	8/03/10	(108)
USD	1,213,627	EUR	927,000	UBS Securities LLC	8/03/10	5,606
EUR	1,093,000	USD	1,423,636	Citigroup Global Markets	8/04/10	707
EUR	1,647,000	USD	2,151,478	Deutsche Bank Securities	8/04/10	(5,190)
GBP	1,469,000	USD	2,306,918	Citigroup Global Markets	8/04/10	(1,888)
JPY	209,916	USD	2,434,672	Deutsche Bank Securities	8/04/10	(4,866)
USD	143,724	CAD	149,000	Royal bank of Scotland	8/04/10	(1,204)

Total						$(8,602)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

JULY 31, 2010	8

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Austria	—	$5,719,161	—	$5,719,161
Belgium	—	7,516,933	—	7,516,933
Bermuda	$4,056,405	—	—	4,056,405
Brazil	5,635,285	—	—	5,635,285
Canada	46,186,417	—	—	46,186,417
China	1,069,670	7,959,076	—	9,028,746
Finland	4,400,277	4,484,277	—	8,884,554
France	—	35,136,369	—	35,136,369
Germany	13,879,180	62,317,235	—	76,196,415
Hong Kong	5,069,442	9,892,463	—	14,961,905
India	—	5,377,650	—	5,377,650
Ireland	4,768,692	—	—	4,768,692
Israel	2,149,400	—	—	2,149,400
Italy	—	5,073,931	—	5,073,931
Japan	—	103,277,553	—	103,277,553
Luxembourg	—	5,180,024	—	5,180,024
Malaysia	—	5,004,632	—	5,004,632
Mexico	11,041,901	—	—	11,041,901
Netherlands	4,963,133	14,800,389	—	19,763,522
Singapore	—	6,739,432	—	6,739,432
South Africa	—	5,309,058	—	5,309,058
South Korea	—	6,310,342	—	6,310,342
Spain	—	21,135,296	—	21,135,296
Sweden	—	13,717,952	—	13,717,952
Switzerland	4,596,728	24,816,101	—	29,412,829
Taiwan	14,319,212	3,873,019	—	18,192,231
Thailand	—	12,214,770	—	12,214,770
United Kingdom	36,555,988	54,959,739	—	91,515,727
United States	605,591,111	—	—	605,591,111
Short-Term Securities	61,941,164	—	—	61,941,164

Total	$826,224,005	$420,815,402	—	$1,247,039,407

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$11,633	—	—	$11,633
Foreign currency
exchange contracts	—	$12,548	—	12,548
Liabilities:
Equity contracts	(8,562,247)	(13,807,725)	—	(22,369,972)
Foreign currency
exchange contracts	—	(21,150)	—	(21,150)

Total	$(8,550,614)	$(13,816,327)	—	$(22,366,941)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
MYR	— Malaysian Ringgit
MXN	— Mexican Peso
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

9	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Opportunities Equity Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Global Opportunities Equity Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global Opportunities Equity Trust

Date: September 27, 2010